Effects of adoption of IFRS 17 - Narrative (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of effect of insurance contracts initially recognised [line items]
Goodwill and intangible assets		£ (203)	£ (91)	[1]	£ (83)
Other operating income (expense)	[2]	(190)	(135)	[3]	(527)	[3]
Amounts recognised in profit or loss		£ (1,184)	£ 1,106	[3]	0	[3]
Percentage of VFA contracts		98.00%
Release of CSM with in-force business, percent			9.00%
Total equity		£ 24,505	£ 23,233	[1],[4]	23,145		£ 23,849
Finance (expenses)/income from insurance contracts		(298)	1,408	[5]	0	[5]
Reclassification adjustments on insurance finance income (expenses) from insurance contracts issued excluded from profit or loss, before tax			1,506
Insurance finance reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Total equity	[6]	616	894	[4]	(514)
Finance (expenses)/income from insurance contracts	[6]	(298)	1,408
Financial assets at FVOCI reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Total equity		£ (868)	(278)	[4]	1,603		£ 1,309
Removal of PVIF and IFRS 4
Disclosure of effect of insurance contracts initially recognised [line items]
Goodwill and intangible assets					811
Other operating income (expense)			219
Amounts recognised in profit or loss			0
Total equity					21,335
Impact on transition to IFRS 17
Disclosure of effect of insurance contracts initially recognised [line items]
Goodwill and intangible assets					811
Other operating income (expense)			(320)
Amounts recognised in profit or loss			1,106
Total equity			£ 23,233		(570)
Impact on transition to IFRS 17 | Insurance finance reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Total equity	[6]				(514)
Impact on transition to IFRS 17 | Financial assets at FVOCI reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Total equity					£ 522

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.
[2]	In 2022, a £0.2bn impairment loss on the planned sale of our business in Russia was recognised upon classification as held for sale in accordance with IFRS 5. As at 31 December 2023, the outcome of the planned sale become less certain. This resulted in the reversal of £0.2bn of the previously recognised loss, as the business was no longer classified as held for sale. However, owing to restrictions impacting the recoverability of assets in Russia, we recognised a charge of £0.2bn in other operating income.
[3]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.
[4]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.
[5]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.
[6]	The insurance finance reserve reflects the impact of the adoption of the other comprehensive income option for our insurance business in France. Underlying assets supporting these contracts are measured at fair value through other comprehensive income. Under this option, only the amount that matches income or expenses recognised in profit or loss on underlying items is included in finance income or expenses, resulting in the elimination of income statement accounting mismatches. The remaining amount of finance income or expenses for these insurance contracts is recognised in other comprehensive income (‘OCI’).